Financial Instruments and Risk Management - Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Capital Risk Management [Abstract]
Net debt	RM 2,298,706	$ 514,205	RM 3,478,485
Total equity	17,384,201	3,888,736	10,218,691	$ 2,226,683	RM 7,891,743	RM 5,528,159
Total capital	RM 19,682,907	$ 4,402,941	RM 13,697,176
Gearing ratio	11.68%	11.68%	25.40%	25.40%